Significant equity transactions, mergers and acquisitions and investments - Cainiao Network (Details) ¥ in Millions, $ in Millions	1 Months Ended							12 Months Ended
	Jun. 30, 2020 CNY (¥)	Nov. 30, 2019 CNY (¥)	Nov. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Oct. 31, 2017 CNY (¥)	Oct. 31, 2017 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2020 USD ($)	Sep. 30, 2017
Acquisition
Cash consideration								¥ 16,022	¥ 48,206	¥ 17,300
The allocation of the purchase price at the date of acquisition
Goodwill								276,782	264,935	162,149	$ 39,089
Total purchase price is comprised of:
- cash consideration								¥ 16,022	¥ 48,206	17,300
Cainiao Network
Total purchase price is comprised of:
Equity interest held in subsidiary (as a percentage)		63.00%	63.00%	63.00%	63.00%
Subsequent event | Cainiao Network
Total purchase price is comprised of:
Equity interest held in subsidiary (as a percentage)	66.00%
User base and customer relationships | Maximum
Total purchase price is comprised of:
Estimated amortization periods								16 years
User base and customer relationships | Minimum
Total purchase price is comprised of:
Estimated amortization periods								1 year
Trade names, trademarks and domain names | Maximum
Total purchase price is comprised of:
Estimated amortization periods								20 years
Trade names, trademarks and domain names | Minimum
Total purchase price is comprised of:
Estimated amortization periods								3 years
Developed technology and patents | Maximum
Total purchase price is comprised of:
Estimated amortization periods								7 years
Developed technology and patents | Minimum
Total purchase price is comprised of:
Estimated amortization periods								2 years
Cainiao Network
Acquisition
Equity interest (as a percent)												47.00%
Cash consideration						¥ 5,322	$ 803
Equity interest in consolidated subsidiary (as a percent)						51.00%
The allocation of the purchase price at the date of acquisition
Net assets acquired						¥ 23,937
Goodwill						32,418
Deferred tax assets						920
Deferred tax liabilities						(5,197)
Noncontrolling interests						(33,189)
Total						33,657
Total purchase price is comprised of:
- cash consideration						5,322	$ 803
- fair value of previously held equity interests						28,335
Total						33,657
Property and equipment						15,144
Bank borrowings						¥ 5,288
Estimated amortization periods						16 years	16 years
Weighted average amortization period						14 years 3 months 18 days	14 years 3 months 18 days
Gain recognized in relation to the revaluation of previously held equity interest relating to the step acquisition										¥ 22,442
Cash consideration for additional equity interest acquired		¥ 24,415	$ 3,482	¥ 24,415	$ 3,482
Reduction of noncontrolling interest		¥ 4,367		¥ 4,367
Cainiao Network | Subsequent event
Total purchase price is comprised of:
Cash consideration for additional equity interest acquired	¥ 3,921
Cainiao Network | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets						¥ 9,344
Cainiao Network | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets						4,965
Cainiao Network | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets						¥ 459